Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Financial Assets

	As at December 31,
	2019	2018
Current:
Marketable securities (Note 14)	730	3,581
	730	3,581
Long-term:
Investment in subscription receipts	2,400	2,400
Reclamation deposits	3,083	31,480
Restricted cash	1,300	7,500
	6,783	41,380